Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Fair Value Measurements
6.	FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
—As of March 31, 2022, the Company’s Private Warrants and contingent consideration liability related to a business acquisition are measured at fair value on a recurring basis.
The Private Warrants are valued using Level 1 and Level 2 inputs within the Black-Scholes option-pricing model. The assumptions utilized under the Black-Scholes option pricing model require judgments and estimates. Changes in these inputs and assumptions could affect the measurement of the estimated fair value of the Private Warrants. Accordingly, the Private Warrants are classified within Level 2 of the fair value hierarchy.
The valuation of the Private Warrants as of March 31, 2022 was determined using the Black-Scholes option pricing model using the following assumptions:

Expected term (in years)	4.3
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	2.43%
Fair value at valuation date	$3.39
The contingent consideration liability related to the acquisition of Safekeep (see Note 4) is recorded at our preliminary estimate of fair value on the acquisition date and is adjusted each reporting period for changes in fair value, which can result from changes in anticipated payments and changes in assumed discount rates. These inputs are unobservable in the market and therefore categorized as Level 3 inputs.
The preliminary estimated fair value of the contingent consideration at March 31, 2022 was determined using probability-weighted discounted cash flows and a Monte Carlo simulation model. The discount rate, based on the Company’s estimated cost of debt, was 9.0%.
There were no changes in the estimated fair value of the Company’s contingent consideration liability from the date of the business acquisition to March 31, 2022.
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at March 31, 2022 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Contingent consideration related to business acquisition	$200	$—	$—	$200
Private warrants	60,342	—	60,342	—

Total	$60,542	$—	$60,342	$200

The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2021 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Private warrants	$62,478	$—	$62,478	$—

Total	$62,478	$—	$62,478	$—

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
—The Company has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include those associated with acquired businesses, including goodwill and other intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the three months ended March 31, 2022 and 2021, the Company recognized no impairment related to these assets.
Fair Value of Other Financial Instruments
—The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the condensed consolidated balance sheets (in thousands):

	March 31, 2022		December 31, 2021
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Term B Loan, including current portion	$796,139	$791,018	$798,073	$799,000
The fair value of the Company’s long-term debt, including current maturities, was estimated based on the quoted market prices for the same or similar instruments and fluctuates with changes in applicable interest rates among other factors. The fair value of long-term debt is classified as a Level 2 measurement in the fair value hierarchy and is established based on observable inputs in less active markets.

5.	FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
—As of December 31, 2021, the Company’s Private Warrants are recognized as liabilities and measured at fair value on a recurring basis.
The Private Warrants are valued using Level 1 and Level 2 inputs within the Black-Scholes option-pricing model. The assumptions utilized under the Black-Scholes option-pricing model require judgments and estimates. Changes in these inputs and assumptions could affect the measurement of the estimated fair value of the Private Warrants. Accordingly, the Private Warrants are classified within Level 2 of the fair value hierarchy.

The valuation of the Private Warrants as of December 31, 2021 was determined using the Black-Scholes option-pricing model using the following assumptions:

Expected term (in years)	4.6
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	1.20%
Fair value at valuation date	$3.51
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2021 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Private Warrants	$62,478	$—	$62,478	$—

Total	$62,478	$—	$62,478	$—

During the year ended December 31, 2021, the Company’s Public Warrants were fully redeemed or exercised. At December 31, 2021, there are no Public Warrants outstanding and they are no longer subject to recurring fair value measurements.
As of December 31, 2020, the Company had interest rate swaps recognized as either assets or liabilities and measured at fair value on a recurring basis.
The fair value of the interest rate swaps was estimated using inputs that were observable or that could be corroborated by observable market data and, therefore, were classified within Level 2 of the fair value hierarchy as of December 31, 2020. At December 31, 2020, the interest rate swaps had a fair value liability of $18.4 million and were classified within other liabilities in the accompanying consolidated balance sheet.
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2020 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Interest rate swaps	$18,359	$—	$18,359	$—

Total	$18,359	$—	$18,359	$—

In September 2021, the Company made a payment of $10.0 million to extinguish the interest rate swaps prior to their scheduled expiration date in June 2022.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
—The Company has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include those associated with acquired businesses, including goodwill and other intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the years ended December 31, 2021 and 2020, the Company recognized no
impairment related to these assets. During the year ended December 31, 2019, the Company recognized an impairment charge related to both goodwill and definite-lived intangible assets (see Note 11).
Fair Value of Other Financial Instruments
—
The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the consolidated balance sheets (in thousands):

	December 31, 2021		December 31, 2020
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Term B Loan, including current portion	$798,073	$799,000	$—	$—
First Lien Term Loan, including current portion	—	—	1,333,366	1,332,433
The fair value of the Company’s long-term debt, including current maturities, was estimated based on the quoted market prices for the same or similar instruments and fluctuates with changes in applicable interest rates among other factors. The fair value of long-term debt is classified as a Level 2 measurement in the fair value hierarchy and is established based on observable inputs in less active markets.